Condensed Financial Statements of the Company (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses | ¥	¥ 468,430		¥ 534,145	¥ 481,947
Interest income | ¥	34,207		25,891	6,901
Equity in earnings of subsidiaries and an affiliate | ¥	667,213		505,095	124,051
Net Income attributable to the Company's shareholders | ¥	609,915		449,228	157,047
Other comprehensive (loss) income: Foreign currency translation adjustments | ¥	(10,194)		(10,664)	2,177
Changes in fair value of short term investments | ¥			(632)	632
Share of other comprehensive gain (loss) of affiliates | ¥	(1,763)		1,263	(37,911)
Comprehensive income attributable to the Company's shareholders | ¥	597,958		439,195	121,945
USD
Condensed Income Statements, Captions [Line Items]
General and administrative expenses | $		$ 68,130
Interest income | $		4,975
Equity in earnings of subsidiaries and an affiliate | $		97,042
Net Income attributable to the Company's shareholders | $		88,708
Other comprehensive (loss) income: Foreign currency translation adjustments | $		(1,483)
Changes in fair value of short term investments | $
Share of other comprehensive gain (loss) of affiliates | $		(256)
Comprehensive income attributable to the Company's shareholders | $		86,969
Parent Company [Member]
Condensed Income Statements, Captions [Line Items]
General and administrative expenses | ¥	(6,973)		(4,435)	(9,938)
Interest income | ¥	10,624		2,229	8,271
Equity in earnings of subsidiaries and an affiliate | ¥	606,264		451,434	158,714
Net Income attributable to the Company's shareholders | ¥	609,915		449,228	157,047
Other comprehensive (loss) income: Foreign currency translation adjustments | ¥	(10,194)		(10,664)	2,177
Changes in fair value of short term investments | ¥			(632)	632
Share of other comprehensive gain (loss) of affiliates | ¥	(1,763)		1,263	(37,911)
Comprehensive income attributable to the Company's shareholders | ¥	¥ 597,958		¥ 439,195	¥ 121,945
Parent Company [Member] | USD
Condensed Income Statements, Captions [Line Items]
General and administrative expenses | $		(1,014)
Interest income | $		1,545
Equity in earnings of subsidiaries and an affiliate | $		88,177
Net Income attributable to the Company's shareholders | $		88,708
Other comprehensive (loss) income: Foreign currency translation adjustments | $		(1,483)
Changes in fair value of short term investments | $
Share of other comprehensive gain (loss) of affiliates | $		256
Comprehensive income attributable to the Company's shareholders | $		$ 86,969